Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Non-current restricted cash	€ 1,985	€ 5,533
Non-current portion of upfront payment to NovAlix	2,580	4,656
Non-current portion of advance related to the NovAliX transaction	2,877	5,563
Other non-current assets	1,266	318
Total other non-current assets	€ 8,708	€ 16,070